Consolidated and Combined Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (58,795)	$ (19,769)
Loss (income) on discontinued operation	38,591	(6,485)
Adjustments to reconcile net loss from continuing operations to net cash used in operating activities from continuing operations:
Stock-based compensation	1,289	3,595
Non-cash-interest expense	1,017	897
Gain on extinguishment of debt	0	(1,553)
Depreciation expense	51	77
Non-cash loss on retirement of fixed assets	7	0
Change in warrant valuation	(7)	(58)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	1,277	748
Accounts payable, accrued expenses and other liabilities	139	259
Net cash used in operating activities, continuing operations	(16,431)	(22,289)
Cash flows from investing activities:
Purchase of short-term investments	0	(19,641)
Proceeds from maturity of short-term investments	0	19,650
Net cash provided by investing activities, continuing operations	0	9
Cash flows from financing activities:
Proceeds from public offering, net of transaction costs	18,637	0
Payments on long-term debt	(2,244)	0
Payment of deferred financing costs	(205)	0
Proceeds from registered direct offerings, net of transaction costs	1,762	30,824
Proceeds from warrant exercises	434	12,155
Payments of withholdings on shares withheld for income taxes	(3)	(97)
Net cash provided by financing activities, continuing operations	18,381	42,882
Net increase in cash and cash equivalents from continuing operations	1,950	20,602
Discontinued operation:
Cash flows used in operating activities	(11,362)	(26,981)
Cash flows used in investing activities	(20)	(203)
Cash flows used in financing activities	(1,200)	(7,869)
Net decrease in cash and cash equivalents from discontinued operations	(12,582)	(35,053)
Cash and cash equivalents, beginning of year	15,891	30,342
Cash and cash equivalents, end of year	5,259	15,891
Supplemental disclosure of cash flow information from continuing operations:
Offering costs included in accounts payable and accrued expenses	915	108
Right-of-use assets acquired	$ 0	$ 575